Interim condensed consolidated statement of comprehensive income - COP ($) $ in Billions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Interim condensed consolidated statement of comprehensive income
Net profit for the period	$ 11,316	$ 7,618
Unrealized gain on hedges:
Cash flow hedge for future exports	801	1,606
Hedge of a net investment in a foreign operation	1,627	1,773
Cash flow hedge with derivative instruments	97	143
Financial instruments measured at fair value	6	73
Foreign currency translation	(6,296)	(4,346)
Valuation of financial instruments at fair value, After tax	(3,765)	(751)
Other comprehensive income that will not to be reclassified to profit or loss in subsequent periods (net of taxes):
Actuarial gain	141	78
Equity financial instruments measured at fair value		168
Other comprehensive income that will not to be reclassified to profit or loss in subsequent periods -net of taxes	141	246
Other comprehensive income for the period, net of tax	(3,624)	(505)
Total comprehensive income for the period, net of tax	7,692	7,113
Total comprehensive income for the period attributable to:
Owners of the parent	6,944	5,190
Non-controlling interest	748	1,923
Total comprehensive income for the period, net of tax	$ 7,692	$ 7,113